Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Emerging Markets Fund (the “Fund”)

SUPPLEMENT DATED 1 APRIL 2019

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED 1 FEBRUARY 2019

Effective 1 April 2019, the name of Artisan Emerging Markets Fund is changed to Artisan Sustainable Emerging Markets Fund.

Accordingly, each reference in Artisan Partners Funds’ prospectus and statement of additional information to Artisan Emerging Markets Fund is hereby replaced with Artisan Sustainable Emerging Markets Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE